Note 23 - Employee Benefits - Asset Ceiling (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance	R$ 2,104.2	R$ 2,213.3
Balance	2,252.3	2,104.2	R$ 2,213.3
Effect of asset ceiling [member]
Statement Line Items [Line Items]
Balance	33.5	8.6	12.8
Acquisitions through exchange transaction of shareholdings		10.4
Interest Income	2.8	1.3	1.1
Change in asset ceiling excluding amounts included in interest income/(expenses)	8.8	15.8	(5.3)
Exchange differences	0.9	(2.6)
Others	12.4
Balance	R$ 58.4	R$ 33.5	R$ 8.6